Stock Options and Warrants - Schedule of Total Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 597	$ 1,418
Cost of Sales [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	26	52
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	146	287
Selling and Marketing [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	34	45
General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 391	$ 1,034